K | Fidelity Overseas Fund
Fund Summary Fund/Class: Fidelity® Overseas Fund/K
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		K Fidelity Overseas Fund Class K
Redemption fee on shares	[1]	1.00%
[1]	held less than 30 days (as a % of amount redeemed)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	K Fidelity Overseas Fund Class K
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.51%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	K Fidelity Overseas Fund Class K
1 year	52
3 years	164
5 years	285
10 years	640

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 90% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in non-U.S. securities.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

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Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.15%	June 30, 2009
Lowest Quarter Return	-24.22%	September 30, 2011
Year-to-Date Return	17.38%	September 30, 2012

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns K Fidelity Overseas Fund	Past 1 year	Life of class		Inception Date
Class K	(15.80%)	(11.52%)	[1]	May 09, 2008
MSCI® EAFE® Index (reflects no deduction for fees or expenses)	(12.04%)	(7.98%)	[1]	May 09, 2008
[1]	From May 9, 2008.